Interest and Other Financing Expense (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Disclosure of Interest and Other Financing Expense

	2025	2024	2023
Interest expense on long-term debt	$965	$604	$627
Interest expense on lease liabilities	74	69	64
Interest expense on long-term debt and lease liabilities	1,039	673	691
Interest (income) and other expense	(205)	(81)	(55)
Interest and other financing expense	$834	$592	$636